Debt (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011	Aug. 30, 2010
Debt (Textual) [Abstract]
Outstanding debt under the Revolver with Union Bank, N.A.		$ 44,600,000
Aggregate principal amount						50,000,000	15,000,000
Debt (Additional Textual) [Abstract]
Minimum debt interest rate		3.47%	3.42%
Maximum debt interest rate		3.79%	3.54%
Revolver prepayment notice period		5 days
Period for audited financial statements submission (in days)		90 days
Percentage of commitment fee per annum		0.25%
Debt maturity date		Oct. 31, 2012
Extended debt maturity date		Oct. 31, 2013
Notice date to UB to extend the due date		Sep. 30, 2012
Loan under the Revolver bears interest at a variable rate		0.50%
Interest rate equal to the LIBOR rate		3.00%
UB extended debt, maturity date		Oct. 13, 2013
Debt borrowings	29,600,000		12,100,000	2,900,000
Debt Borrowing available under the Revolver			35,000,000
Proceeds from issuance of convertible preferred stock		20,000,000			20,000,000
Percentage of debt repayment		10.00%
Value of investors warrant		9,200,000	1,119,000	1,470,000
Beneficial conversion feature		10,800,000
Carrying value discount		0
Maturity date of interest expenses discount		Jan. 02, 2011
Debt accrued interest		1,200,000
Debt converted shares		5,294,514
Debt Instrument unamortized discount		8,400,000
Letter of credit [Member]
Debt (Textual) [Abstract]
Outstanding debt under the Revolver with Union Bank, N.A.		$ 5,400,000